SCHEDULE OF FINANCIAL INSTRUMENTS MEASUREMENT AT FAIR VALUE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash	$ 490,243	$ 739,006	$ 682,860
Total assets	490,243	739,006	682,860
Total liabilities
Fair value, net asset (liability)	490,243	739,006	682,860
Total assets	490,243	739,006	682,860
Fair value, net asset (liability)	490,243	739,006	682,860
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash
Total assets
Total liabilities
Fair value, net asset (liability)
Total assets
Fair value, net asset (liability)
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash
Total assets
Total liabilities
Fair value, net asset (liability)
Total assets
Fair value, net asset (liability)